DERIVATIVES	6 Months Ended
Jun. 30, 2025
Derivative [Line Items]
DERIVATIVES	DERIVATIVES
The Company enters into derivative contracts primarily for the purpose of trading, risk management, and hedging of operating costs. The Company recognized net derivative gain related to free-standing derivatives of $64.8 million and $95.8 million for the three and six months ended June 30, 2025, respectively, and $105.3 million and $189.0 million for the three and six months ended June 30, 2024, respectively.
The breakdown of the Company’s derivatives portfolio, as of June 30, 2025 and December 31, 2024 was as follows:

	June 30, 2025
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$3,877,580	$116,830	$(70,805)
Foreign currencies	199,068	14,651	(10,303)
Equity securities	374,332	3,051	(4,359)
Interest rates	603,854	69	(798)
Commodities	1,592,443	306	(99)
	6,647,277	134,907	(86,364)

Digital assets receivable	7,311	6,065	—
Embedded derivatives — Digital assets borrowed	2,674,612	70,057	(240,379)
Embedded derivatives — Collateral payable	1,675,907	64,223	(231,868)

	December 31, 2024
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	5,769,802	207,653	(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
_________________
(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. While the notional amounts disclosed above give an indication of the volume of the Company’s derivatives activity, they do not accurately reflect the Company’s economic exposure as they do not reflect the Company’s long and short derivative positions.
The table below represents the breakdown of collateral payable and assets posted as collateral associated with derivative positions as of June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Collateral payable — Digital assets	$37,716	$30,600
Collateral payable — Cash	10,788	30,460
Collateral payable associated with derivatives	$48,504	$61,060

Assets posted as collateral — Digital assets	$—	$—
Assets posted as collateral — Cash	1,220	—
Assets posted as collateral associated with derivatives	$1,220	$—

Galaxy Digital Holdings, LP
Derivative [Line Items]
DERIVATIVES	DERIVATIVES
The Company enters into derivative contracts primarily for the purpose of trading, risk management, and hedging of operating costs. For the years ended December 31, 2024, 2023 and 2022 the Company recognized $267.8 million, $151.6 million and $192.6 million, respectively, of net derivative gain related to free-standing derivatives.
The breakdown of the Company’s derivatives portfolio, as of December 31, 2024 and December 31, 2023, was as follows (in thousands):
December 31, 2024

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	$5,769,802	$207,653	$(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
December 31, 2023

(in thousands)	Notional Amounts (1)	Gross Fair Value-Derivative Assets	Gross Fair Value- Derivative Liabilities
Digital assets	$2,831,616	$122,911	$(120,795)
Foreign currencies	3,397	11,279	(11,027)
Equity securities	54,417	30,541	(23,876)
Interest rates	1,408,406	7,698	(4,639)
Commodities	61,236	780	(305)
	$4,359,072	$173,209	$(160,642)

Digital assets receivable	15,971	20,860	—
Embedded derivatives — Digital assets borrowed	369,280	877	(29,874)
Embedded derivatives — Collateral payable	439,544	4,244	(134,695)
Embedded derivatives — Notes payable	445,000	—	(10,472)
___________________
(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. They do not accurately reflect the Company's economic exposure as they do not reflect the Company's long and short derivative positions.
The below table represents the breakdown of assets posted as collateral and collateral payable associated with derivative positions as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral — Digital assets	$—	$15,284
Assets posted as collateral — Cash	—	2,091
Assets posted as collateral associated with derivatives	$—	$17,375

Collateral payable — Digital assets	30,600	9,521
Collateral payable — Cash	30,460	11,367
Collateral payable associated with derivatives	$61,060	$20,888